Debenture payable (Narrative) (Details) - Debenture payable [Member]	12 Months Ended
	Oct. 31, 2022 USD ($)	Oct. 31, 2021 USD ($)	Oct. 31, 2020 USD ($)	Mar. 17, 2020 CAD ($)
Disclosure of detailed information about borrowings [line items]
Debenture issued				$ 51,500
Interest rate				24.00%
Interest expense on debentures	$ 9,604	$ 7,261	$ 4,840